UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SHORT-TERM FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2006

[LOGO OF USAA]
   USAA(R)

                                  USAA SHORT-TERM Fund

                                               [GRAPHIC OF USAA SHORT-TERM FUND]

                      1St Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006                                 USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

        FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

        PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

        PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

        VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

        CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Morgan Stanley or Wells Fargo Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Continental Casualty Co., Government National Mortgage Association, or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              BAN     Bond Anticipation Note

              COP     Certificate of Participation

              CP      Commercial Paper

              ETM     Escrowed to final maturity

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              IDB     Industrial Development Board

              IDRB    Industrial Development Revenue Bond

              ISD     Independent School District

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              PCRB    Pollution Control Revenue Bond

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

              SAVRS   Select Auction Variable Rate Securities

              TAN     Tax Anticipation Note

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                       COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                             RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (45.6%)

             ALABAMA (0.3%)
  $ 2,000    Mobile IDB PCRB, Series A                                            4.65%        12/01/2011      $    2,004
    1,000    Prattville Industrial Development PCRB, Series 1998                  4.90          9/01/2008           1,013

             ALASKA (0.5%)
             North Slope Borough GO,
      245       Series 1998A (ETM) (INS)                                          4.60(a)       6/30/2008             227
    6,255       Series 1998A (INS)                                                4.60(a)       6/30/2008           5,775

             ARIZONA (0.9%)
             Arizona Health Facilities Auth. RB,
    1,495       Series 2004A                                                      4.00          4/01/2010           1,481
    1,350       Series 2004A                                                      4.00          4/01/2012           1,324
             Pinal County Correctional Facilities IDA RB,
    1,010       Series 2006A (INS)                                                5.00         10/01/2010           1,037
    1,000       Series 2006A (INS)                                                5.25         10/01/2013           1,039
    1,710       Series 2006A (INS)                                                5.25         10/01/2014           1,777
    3,405    Prescott Health Care Facility IDA RB, Series 2001                    4.50         10/17/2006           3,408

             ARKANSAS (0.2%)
    2,250    Springdale Sales and Use Tax RB, Series 2004 (INS)                   4.00          7/01/2016           2,211

             CALIFORNIA (0.3%)
             Santa Rosa Rancheria Tachi Yokut Tribe Enterprise RB,
    1,250       Series 2006(c)                                                    4.50          3/01/2011           1,233
    1,750       Series 2006(c)                                                    4.88          3/01/2016           1,721

             COLORADO (0.7%)
      835    Beacon Point Metropolitan District RB, Series 2005B
                (LOC - Compass Bank)                                              4.38         12/01/2015             827
             Denver Health and Hospital Auth. RB,
    1,180       Series 1998A                                                      5.13         12/01/2006           1,185
    1,250       Series 1998A                                                      5.25         12/01/2007           1,265
    1,250       Series 1998A                                                      5.25         12/01/2008           1,272
      150       Series 2001A                                                      5.25         12/01/2006             151
      370       Series 2001A                                                      5.25         12/01/2007             374
    2,525    High Plains Metropolitan District RB, Series 2005B
                (LOC - Compass Bank)                                              4.38         12/01/2015           2,500

             CONNECTICUT (0.2%)
             Mashantucket (Western) Pequot Tribe RB,
    1,235       Series 1996A (ETM)(c)                                             6.50          9/01/2006           1,240
    1,265       Series 1996A(c)                                                   6.50          9/01/2006           1,270

             FLORIDA (0.6%)
    1,340    Clay County Development Auth. IDRB, Series 2002                      3.95          3/01/2011           1,330
    3,700    Jacksonville Economic Development Commission IDRB, Series 2002       4.00          3/01/2011           3,681
    2,000    Palm Beach County School Board COP (MLO), Series 2006A (INS)         5.00          8/01/2015           2,110

             HAWAII (0.4%)
    4,720    Honolulu GO, Series 1999C (INS)                                      5.00          7/01/2008           4,825

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                       COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                             RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------------
             IDAHO (0.2%)
             Health Facilities Auth. RB,
  $   950       Series 1998 (ETM)                                                 5.38%         5/01/2007      $      958
    1,005       Series 1998 (ETM)                                                 5.38          5/01/2008           1,020

             ILLINOIS (3.3%)
   20,000    Chicago Board of Education GO, Series 1999A (INS)                    4.50(a)      12/01/2009          17,426
    2,515    Chicago Special Assessment Improvement Bonds, Series 2002            6.13         12/01/2012           2,660
             Health Facilities Auth. RB,
      920       Series 2001 (Decatur Memorial Hospital)                           4.38         10/01/2006             921
      990       Series 2001 (Decatur Memorial Hospital)                           4.50         10/01/2007             994
    1,925       Series 2001A (Edward Hospital) (INS)                              4.20          2/15/2007           1,929
    2,000       Series 2001A (Edward Hospital) (INS)                              4.25          2/15/2008           2,011
    1,195       Series 2001A (Edward Hospital) (INS)                              5.00          2/15/2009           1,225
             Joliet School District #86 Debt Certificates,
    1,000       Series 2006                                                       4.50         12/01/2010           1,001
    2,355       Series 2006                                                       4.50         12/01/2011           2,357
    6,265    Pingree Grove, Special Tax Bonds, Series 05-1                        5.25          3/01/2015           6,275

             INDIANA (0.6%)
    3,000    Health Facility Financing Auth. RB, Series 1999A (INS)               5.00         11/01/2009           3,092
    3,750    Port Commission RB                                                   4.10          5/01/2012           3,701

             IOWA (0.1%)
    1,000    Lansing PCRB, Series 1998                                            3.60         11/01/2008             980

             KANSAS (0.2%)
    2,000    La Cygne Environmental Improvement RB, Series 2005 (INS)             4.05          3/01/2015           1,946

             LOUISIANA (1.9%)
    3,600    Calcasieu Parish IDB RB, Series 2001                                 4.80         12/01/2006           3,608
             Jefferson Parish School Board RB,
    3,170       Series 1998 (INS)                                                 4.80(a)       9/01/2007           3,018
    2,090       Series 1998 (INS)                                                 4.90(a)       3/01/2008           1,947
             Plaquemines Port, Harbor, and Terminal District RB,
    5,250       Series 1985B                                                      5.00          9/01/2007           5,255
    8,000       Series 1985C                                                      5.00          9/01/2007           8,007

             MARYLAND (1.4%)
   10,000    Anne Arundel County PCRB, Series 1984                                4.10          7/01/2014           9,800
    6,300    Health and Higher Education Facilities Auth. RB (MLO),
                Series 2003C (acquired 3/05/2003; cost $6,300)(b)                 5.00          2/01/2013           6,500

             MASSACHUSETTS (2.1%)
             Commonwealth GO,
   12,575       Series 2000B (ETM)                                                5.50          6/01/2008          12,952
    1,425       Series 2000B (ETM)                                                5.50          6/01/2008           1,468
             Health and Educational Facilities Auth. RB,
    3,445       Series 1998B (INS)                                                5.00          7/01/2006           3,445
    3,645       Series 1998B (INS)                                                5.25          7/01/2007           3,690
    1,640       Series 1998B (INS)                                                5.25          7/01/2008           1,675

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                       COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                             RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------------
             MICHIGAN (0.9%)
             Hospital Finance Auth. RB,
  $ 1,000       Series 2006A                                                      5.00%        11/15/2014      $    1,040
    1,000       Series 2006A                                                      5.00         11/15/2015           1,041
             Hospital Finance Auth. RB, Genesys Health System Medical Center,
    2,500       Series 1998A (ETM)                                                5.50         10/01/2006           2,510
    1,500       Series 1998A (ETM)                                                5.50         10/01/2007           1,531
    1,000       Series 1998A (ETM)                                                5.50         10/01/2008           1,035
    2,900    Wayne County COP (INS)                                               5.63          5/01/2011           3,020

             MINNESOTA (0.4%)
    1,000    Higher Education Facilities Auth. RB, Series Six-I                   4.00          4/01/2015             971
             St. Paul Housing and Redevelopment Auth. Hospital RB,
    1,560       Series 1997A                                                      5.30         11/01/2006           1,565
    1,645       Series 1997A                                                      5.35         11/01/2007           1,662

             MISSISSIPPI (1.0%)
             Jones County Hospital RB,
    1,050       Series 1997                                                       5.00         12/01/2006           1,054
    1,105       Series 1997                                                       5.10         12/01/2007           1,118
    1,155       Series 1997                                                       5.20         12/01/2008           1,169
    7,535    Lafayette County Hospital RB, Series 1997 (ETM)                      5.50          3/01/2009           7,720

             MISSOURI (1.1%)
             Fenton Tax Increment RB,
    1,000       Series 2006                                                       4.00          4/01/2009             994
    2,440       Series 2006                                                       4.10          4/01/2010           2,430
    1,200       Series 2006                                                       5.00          4/01/2011           1,235
    1,750       Series 2006                                                       5.00          4/01/2012           1,805
    1,055    Missouri Joint Municipal Electric Utility Commission RB,
                Series 2006                                                       5.00          1/01/2015           1,114
    5,000    State Environmental Improvement and Energy Resources Auth. RB,
                Series 1993                                                       4.00          1/02/2012           4,912

             NEBRASKA (0.3%)
             Investment Finance Auth. Hospital RB,
      440       Series 1997 (INS)                                                 5.00         11/15/2006             442
      410       Series 1997 (INS)                                                 5.00         11/15/2007             416
      505       Series 1997 (INS)                                                 5.05         11/15/2008             516
    2,570    O'Neil IDRB, Series 2001                                             4.80          5/01/2009           2,618

             NEW JERSEY (2.3%)
    3,500    Bayonne BAN, Series 2006                                             5.00         10/27/2006           3,503
    2,500    Bayonne GO Temporary Notes, Series 2006                              5.00         10/27/2006           2,502
             Bayonne TAN,
    3,500       Series 2006A                                                      5.00         10/13/2006           3,500
    5,500       Series 2006B                                                      5.00         12/11/2006           5,502
    9,640    New Jersey Transit Corp. COP (MLO), Series 2002B                     5.75          9/15/2014          10,373

             NEW MEXICO (0.4%)
             Jicarilla Apache Nation RB,
    1,500       Series 2003A(c)                                                   5.00          9/01/2011           1,542
    1,850       Series 2003A(c)                                                   5.00          9/01/2013           1,896
    1,335    Sandoval County Incentive Payment RB, Series 2005                    4.00          6/01/2015           1,288

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                       COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                             RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------------
             NEW YORK (7.9%)
  $ 3,255    Albany IDA RB, Series 2002A                                          5.25%         7/01/2008      $    3,308
    7,000    Convention Center Operating Corp. COP                                5.25          6/01/2008           7,137
    5,000    Dormitory Auth. RB, Good Samaritan Hospital,
                Series 1998A (ETM) (INS)                                          5.50          7/01/2009           5,232
    4,000    East Rochester Housing Auth. RB, Series 2002A (NBGA)                 3.75         12/20/2012           3,906
             New York City GO,
       40       Series 1998F (ETM)                                                5.50          8/01/2006              40
    4,860       Series 1998F                                                      5.50          8/01/2006           4,867
    6,420       Series 1998F                                                      5.50          8/01/2007           6,535
    1,085       Series 1999H (ETM)                                                5.00          3/15/2008           1,107
    1,915       Series 1999H                                                      5.00          3/15/2008           1,951
    3,750       Series 2001A (ETM)                                                5.00          5/15/2007           3,791
    3,940       Series 2001A (ETM)                                                5.00          5/15/2008           4,028
    9,640       Series 2006J-1                                                    5.00          6/01/2014          10,080
             New York City Transitional Finance Auth. RB,
    2,150       Series 1999A (ETM)                                                5.00          8/15/2008           2,205
    7,850       Series 1999A (economically defeased)                              5.00          8/15/2008           8,050
    5,095    Suffolk County IDA RB, Series 2006                                   4.30         11/01/2011           5,061
    2,000    Thruway Auth. Highway and Bridge Service Contract Bonds,
                Series 2003A                                                      5.00          3/15/2010           2,074
             Thruway Auth. Highway and Bridge Trust Fund Bonds,
   10,000       Series 1999B (ETM) (INS)(e)                                       5.00          4/01/2008          10,209
    7,650       Series 2000B (ETM) (INS)                                          5.50          4/01/2008           7,874
    1,655    Ulster County IDA RB, Series 1999 (LOC - Manufacturers &
                Traders Trust Co.)                                                5.20         11/15/2009           1,692

             NORTH CAROLINA (0.6%)
    6,650    Eastern Municipal Power Agency RB, Series 1993C                      5.50          1/01/2007           6,705

             OHIO (0.5%)
             Franklin County Health Care Facilities RB,
    1,000       Series 1997                                                       5.10          7/01/2006           1,000
      475       Series 1997                                                       5.15          7/01/2007             479
      600       Series 1997                                                       5.25          7/01/2008             608
             Miami County Hospital Facilities RB,
    1,240       Series 2006(d)                                                    5.25          5/15/2011           1,283
    1,865       Series 2006(d)                                                    5.25          5/15/2012           1,935

             OKLAHOMA (0.0%)(f)
      510    Holdenville Industrial Auth. RB, Series 1995 (ETM)                   6.35          7/01/2006             510

             PENNSYLVANIA (0.4%)
    3,990    Hampden IDA RB, Series 1999                                          4.70          1/01/2007           4,007

             PUERTO RICO (3.7%)
   24,520    Government Development Bank CP                                       4.20          9/07/2006          24,520
   10,000    Government Development Bank CP                                       3.85         10/03/2006           9,975
    7,500    Government Development Bank Notes, Series 2006B                      5.00         12/01/2014           7,727

             SOUTH CAROLINA (0.3%)
    3,000    Jobs Economic Development Auth. Health Facilities RB,
                Series 2002F-1 (INS)                                              4.05          4/01/2013           2,953

             SOUTH DAKOTA (0.2%)
    1,895    Sioux Falls Health Care Facilities RB, Series 2001                   4.50         10/01/2006           1,897

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                       COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                             RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------------
             TENNESSEE (0.1%)
  $ 1,415    Springfield Hospital RB, Series 1998                                 4.90%         8/01/2008      $    1,412

             TEXAS (7.2%)
    3,235    Austin Higher Education Auth. RB, Series 1998                        4.80          8/01/2009           3,267
    3,355    Bexar County Limited Tax GO, Series 1999                             4.45(a)       6/15/2007           3,230
             Duncanville ISD GO,
    2,095       Series 2001A (NBGA)                                               4.31(a)       2/15/2007           2,045
    2,095       Series 2001A (NBGA)                                               4.42(a)       2/15/2008           1,965
   13,100    Gulf Coast Waste Disposal Auth. RB, Series 2001                      4.20         11/01/2006          13,100
      750    Harlandale ISD School Refunding Bonds, Series 2000 (NBGA)            5.10(a)       8/15/2008             689
             Harrison County Health Facilities Development Corp. RB,
    1,055       Series 1998 (ETM) (INS)                                           4.80          1/01/2007           1,060
    1,110       Series 1998 (ETM) (INS)                                           4.90          1/01/2008           1,126
             Hidalgo County Health Services Corp. RB,
    1,090       Series 2005                                                       4.00          8/15/2008           1,077
      190       Series 2005                                                       5.00          8/15/2010             193
    3,000    Houston ISD GO, Series 1999A (NBGA)                                  4.55(a)       2/15/2009           2,697
             Houston ISD Public Facility Corp. RB (MLO),
    3,885       Series 1998A (INS)                                                4.85(a)       9/15/2007           3,705
    3,885       Series 1998A (INS)                                                4.90(a)       9/15/2008           3,555
    4,805       Series 1998B (INS)                                                4.85(a)       9/15/2007           4,582
    5,260       Series 1998B (INS)                                                4.90(a)       9/15/2008           4,813
    2,980    Lewisville RB, Series 1998 (INS)                                     5.00          9/01/2010           3,030
    8,150    Plano ISD GO, Series 2001 (NBGA)                                     4.42(a)       2/15/2008           7,643
    1,250    Tarrant County Cultural Education Facilities Finance Corp. RB,
                Series 2006A                                                      5.75         11/15/2015           1,301
   15,000    Turnpike Auth. RB, Series 2002(e)                                    5.00          6/01/2008          15,309
             Wylie ISD GO,
    1,580       Series 2001 (ETM) (NBGA)                                          4.29(a)       8/15/2007           1,513
      800       Series 2001 (NBGA)                                                4.29(a)       8/15/2007             766
      710       Series 2001 (ETM) (NBGA)                                          4.40(a)       8/15/2008             654
      675       Series 2001 (NBGA)                                                4.40(a)       8/15/2008             620
    1,225       Series 2001 (ETM) (NBGA)                                          4.50(a)       8/15/2009           1,081
    2,155       Series 2001 (NBGA)                                                4.50(a)       8/15/2009           1,900

             UTAH (1.6%)
   18,470    Jordanelle Special Service District, Improvement District
                # 2005-2 Warrants (acquired 6/14/2006; cost $18,470)(b)(d)        4.58          6/20/2009          18,447

             VIRGINIA (2.2%)
   18,665    Chesapeake Port Facility IDA RB, Series 2004                         3.90          3/01/2013          17,952
    3,000    Chesterfield County IDA PCRB, Series 1987C                           4.95         12/01/2007           3,013
             Newport News IDA IDRB,
    1,650       Series 2000                                                       5.50          9/01/2006           1,655
    2,000       Series 2000                                                       5.50          9/01/2008           2,069

             WISCONSIN (0.6%)
    6,885    Kenosha GO, Series 1998B (ETM) (INS)                                 4.50(a)      10/15/2008           6,290
                                                                                                               ----------
             Total fixed-rate instruments (cost: $511,468)                                                        512,670
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                       COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                             RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------------
             PUT BONDS (27.5%)

             ARIZONA (1.6%)
             Maricopa County PCRB,
  $10,000       Series 2000B                                                      2.90%         6/01/2035      $    9,590
    8,000       Series 2003A                                                      4.00          1/01/2038           7,872

             CALIFORNIA (3.6%)
    6,120    Fresno MFH RB, Series 1997A                                          4.88          1/01/2028           6,200
             Health Facilities Financing Auth. RB,
      245       Series H (PRE)                                                    4.45          7/01/2026             250
    2,755       Series H                                                          4.45          7/01/2026           2,780
             Statewide Communities Development Auth. RB,
    5,000       Series 1999F                                                      5.30          6/01/2029           5,080
    5,775       Series 2002C                                                      3.85         11/01/2029           5,612
    7,000       Series 2002D                                                      4.35         11/01/2036           7,018
    5,000       Series 2006B (INS)                                                4.10          4/01/2028           5,003
    8,500       Series I                                                          3.45          4/01/2035           8,130

             COLORADO (1.1%)
    3,000    Health Facilities Auth. RB, Series 2004B                             3.75          6/01/2034           2,941
   10,000    Regional Transportation District COP (MLO),
                Series 2002A (INS)                                                2.30         12/01/2022           9,822

             FLORIDA (3.5%)
             Highlands County Health Facilities Auth. RB,
    5,000       Series 2002                                                       3.95         11/15/2032           4,898
    7,500       Series 2005I                                                      5.00         11/15/2029           7,698
   19,390    Hillsborough County IDA PCRB                                         4.00          5/15/2018          19,358
    5,000    Miami-Dade County School Board COP, Series 2003B (INS)               5.00          5/01/2031           5,207
    2,500    Univ. Athletic Association, Inc. RB, Series 2001
                (LOC - SunTrust Bank)                                             2.80         10/01/2031           2,421

             ILLINOIS (1.3%)
             Educational Facilities Auth. RB,
    1,250       Series 1998A                                                      4.13          3/01/2030           1,228
   12,000       Series 2000A                                                      3.65          3/01/2034          11,762
    1,900       Series 2002                                                       3.90         11/01/2036           1,869

             INDIANA (1.2%)
             Rockport PCRB,
    7,500       Series 2002A                                                      4.90          6/01/2025           7,583
    6,000       Series 2003C                                                      2.63          4/01/2025           5,964

             IOWA (0.7%)
    8,500    Chillicothe PCRB, Series 1998                                        3.60         11/01/2023           8,320

             LOUISIANA (0.4%)
    5,000    Offshore Terminal Auth. RB, Series 2001                              3.65         10/01/2021           4,960

             MICHIGAN (0.5%)
    5,000    Hospital Finance Auth. RB, Series 1999A                              5.30         11/15/2033           5,027

             NEW MEXICO (0.5%)
    5,500    Farmington PCRB, Series 2002A (INS)                                  4.00          6/01/2032           5,398

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                       COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                             RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------------
             NEW YORK (5.7%)
  $ 2,000    Amherst IDA RB, Series 2006A (INS)                                   4.20%        10/01/2031      $    1,997
    9,260    Brookhaven IDA RB, Series 2001                                       4.38         11/01/2031           9,268
   15,000    Dormitory Auth. RB, State Univ., Series 2003B (INS)                  5.25          7/01/2032          15,980
   34,475    Urban Development Corp. RB, Series 2002A                             5.50          1/01/2017          36,477

             OHIO (0.6%)
    5,000    Air Quality Development Auth. PCRB, Series 2002A                     4.25          1/01/2029           4,987
    2,015    Allen County Economic Development RB, Series 1998
                (LOC - National City Bank)                                        3.00          4/15/2018           1,977

             RHODE ISLAND (0.2%)
    2,345    Health and Educational Building Corp. RB,
                Series 2003B (LOC - Citizens Bank of Rhode Island)                2.55          9/15/2033           2,292

             SOUTH DAKOTA (0.6%)
    7,085    Rapid City Health Facility RB, Series 2001                           4.50         11/01/2021           7,093

             TEXAS (4.1%)
   19,000    Brazos River Harbor Navigation RB, Series 2002B-2                    4.75          5/15/2033          19,105
    3,000    Lewisville RB, Series 2001 (PRE) (LOC - Wells Fargo Bank, N.A.)      4.13          5/01/2031           3,004
   10,000    Northside ISD Refunding Bonds, Series 2006C (NBGA)                   4.10          6/01/2035           9,956
             Red River Education Finance Corp. RB,
   12,000       Series 2001                                                       2.75          3/01/2031          11,469
    2,500       Series 2004 (LOC - Allied Irish Banks plc)                        2.10         12/01/2034           2,409

             VIRGINIA (0.3%)
    3,750    Peninsula Ports Auth. Coal Terminal RB, Series 2003                  3.30         10/01/2033           3,673

             WISCONSIN (0.3%)
    3,000    Health and Educational Facilities Auth. RB, Series 2004
                (LOC - Citibank, N.A.)                                            5.00          1/01/2034           3,088

             WYOMING (1.3%)
   15,000    Lincoln County PCRB, Series 1991                                     3.40          1/01/2016          14,458
                                                                                                               ----------
             Total put bonds (cost: $312,832)                                                                     309,224
                                                                                                               ----------
             PERIODIC AUCTION RESET BONDS (4.0%)

             ARIZONA (1.5%)
   17,405    Maricopa County IDA MFH RB, Series 2003B                             4.35          1/01/2039          17,405

             CALIFORNIA (1.0%)
             Statewide Communities Development Auth. COP, SAVRS,
    9,600       Series 1998 (INS)                                                 4.50         12/01/2028           9,600
      150       Series TJT5 (INS)                                                 4.40          5/15/2029             150
      950       Series TMG9 (INS)                                                 4.50          5/15/2029             950

             FLORIDA (1.5%)
    8,000    Brevard County Health Facilities Auth. RB, SAVRS,
                Series 1998 (INS)                                                 4.45         12/01/2028           8,000
    8,350    Volusia County IDA RB, SAVRS, Series 1998 (INS)                      4.45         12/01/2028           8,350

             KENTUCKY (0.0%)(f)
      500    Economic Development Finance Auth. RB, SAVRS,
                Series 1998 (INS)                                                 4.45         12/01/2028             500
                                                                                                               ----------
             Total periodic auction reset bonds (cost: $44,955)                                                    44,955
                                                                                                               ==========

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                       COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                             RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (23.8%)

             ALABAMA (4.1%)
  $45,850    McIntosh IDRB, Series 1998D                                          4.31%         7/01/2028      $   45,850

             ARKANSAS (0.4%)
    5,175    Texarkana IDRB, Series 1991                                          6.87          3/01/2021           5,175

             COLORADO (0.7%)
    1,810    Colorado Springs RB, Series 2003 (LOC - Wells Fargo Bank, N.A.)      3.97          3/15/2023           1,810
    4,625    Educational and Cultural Facilities Auth. RB,
                Series 2005 (LOC - U.S. Bank, N.A.)                               4.03         12/01/2035           4,625
    1,445    Health Facilities Auth. RB,
                Series 2003 (LOC - Wells Fargo Bank, N.A.)                        3.97         12/01/2020           1,445

             DELAWARE (1.5%)
    6,600    Economic Development Auth. IDA RB, Series 1984                       4.08         12/01/2014           6,600
   10,100    Economic Development Auth. RB, Series 1999A                          4.20          7/01/2024          10,100

             FLORIDA (0.2%)
    2,000    Higher Educational Facilities Financing Auth. RB,
                Series 2003 (LOC - SunTrust Bank)                                 4.02          1/01/2019           2,000
      400    Jacksonville PCRB, Series 1995                                       4.01          5/01/2029             400

             GEORGIA (0.3%)
    4,000    La Grange Development Auth. RB, Series 1989                          4.25         10/01/2012           4,000

             IDAHO (1.8%)
   19,885    American Falls Reservoir District RB, Series 2000                    4.20          2/01/2025          19,885

             ILLINOIS (1.0%)
   10,700    Educational Facilities Auth. RB,
                Series 2001 (LOC - Harris Trust & Savings Bank)                   4.03         10/01/2031          10,700
      110    West Frankfort Commercial Redevelopment RB                           6.20          4/01/2007             110

             INDIANA (0.4%)
    1,895    Huntington Economic Development RB,
                Series 1998 (LOC - Wells Fargo Bank, N.A.)                        4.07         12/01/2025           1,895
    2,300    St. Joseph County Economic Development RB,
                Series 2002 (LOC - Wells Fargo Bank, N.A.)                        4.07          6/01/2022           2,300

             IOWA (0.4%)
    4,615    Storm Lake Higher Education Facilities RB, Series 2000 (LIQ)         4.12         11/01/2015           4,615

             LOUISIANA (1.7%)
             Public Facilities Auth. Equipment and Capital
                Facilities Pooled Loan Program RB,
    4,680       Series 2000 (LOC - Capital One, N.A.)                             4.47          7/01/2027           4,680
    3,730       Series 2001 (LOC - Capital One, N.A.)                             4.47          7/01/2023           3,730
    3,965       Series 2001A (LOC - Capital One, N.A.)                            4.47          7/01/2022           3,965
    1,615       Series 2003A (LOC - Capital One, N.A.)                            4.47          7/01/2028           1,615
    5,210    West Baton Rouge Parish Industrial District No. 3 RB,
                Series 1994B                                                      4.11         12/01/2016           5,210

             MICHIGAN (1.9%)
    7,300    Job Development Auth. PCRB,
                Series 1985 (LOC - Sumitomo Mitsui Banking Corp.)                 6.48         10/01/2008           7,300
   14,200    Strategic Fund PCRB, Series 1985                                     7.88         12/01/2008          14,200

             MISSISSIPPI (0.2%)
    1,900    Jackson County Port Facility RB, Series 1993                         4.04          6/01/2023           1,900

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                       COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                             RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------------
             MISSOURI (0.9%)
  $ 4,864    Branson Creek Community Improvement
                District Special Assessment Bonds,
                Series 2002 (LOC - Regions Bank)                                  4.24%         3/01/2022      $    4,864
    5,500    Health and Educational Facilities Auth. RB,
                Series 2004A (LOC - Bank of America, N.A.)                        4.03          7/01/2029           5,500

             NEW YORK (1.3%)
   14,400    New York City IDA, Fiscal 2004A, Floater Certificates,
                Series 2004-921 (LIQ)(c)                                          4.17          5/01/2029          14,400

             OHIO (1.9%)
             Air Quality Development Auth. PCRB,
    9,700       Series 1995B                                                      4.17          9/01/2030           9,700
    4,000       Series 1999B                                                      4.10          6/01/2033           4,000
    7,735    Marion County RB, Series 2002 (LOC - Sky Bank)                       4.47          9/01/2024           7,735

             PENNSYLVANIA (0.8%)
    9,100    Berks County IDA RB, Series 1982 (NBGA)                              4.35          7/01/2016           9,100

             TEXAS (0.9%)
   10,400    Alamo Heights Higher Education Facility RB,
                Series 1999A (LOC - JPMorgan Chase Bank, N.A.)                    4.10          4/01/2019          10,400

             VERMONT (0.0%)(f)
       75    Educational and Health Buildings Financing Agency RB,
                Series 2004B (INS) (LOC - SunTrust Bank)                          4.01          1/01/2019              75

             WEST VIRGINIA (0.3%)
    3,100    Monongalia County Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)                               4.07         12/01/2012           3,100

             WYOMING (3.1%)
   22,485    Converse County PCRB, Series 1992                                    4.32         12/01/2020          22,485
             Sweetwater County PCRB,
    9,335       Series 1992A                                                      4.32         12/01/2020           9,335
    3,500       Series 1992B                                                      4.32         12/01/2020           3,500
                                                                                                               ----------
             Total variable-rate demand notes (cost: $268,304)                                                    268,304
                                                                                                               ----------

             TOTAL INVESTMENTS (COST: $1,137,559)                                                              $1,135,153
                                                                                                               ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 10 separate funds. Effective after the close of business on July 31, 2006, the USAA Short-Term Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2006, were $3,837,000 and $6,243,000, respectively, resulting in net unrealized depreciation of $2,406,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,125,347,000 at June 30, 2006, and, in total, may not equal 100%.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM FUND
JUNE 30, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of these securities at June 30, 2006, was $24,947,000, which represented 2.2% of the Fund's net assets.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (d) Delivery and payment for securities or portions of securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $18,196,000, which was all when-issued securities.

         (e) At June 30, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (f) Represents less than 0.1% of net assets.

              DIRECTORS       Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48496-0806                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.